united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Brian Curley, Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2023

Absolute Capital Asset Allocator Fund

Class A Shares (AAMAX)

Institutional Class Shares (AAMIX)

Investor Class Shares (AAMCX)

Absolute Capital Defender Fund

Class A Shares (ACMAX)

Institutional Class Shares (ACMIX)

Investor Class Shares (ACMDX)

1-877-594-1249

www.abscapfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Absolute Capital Asset Allocator Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures* for the periods ended March 31, 2023, compared to its benchmarks:

				Annualized
					Since Inception
	Six Months	One Year	Three Year	Five Year	December 18, 2015
Absolute Capital Asset Allocator Fund - Class A	7.21%	(11.12)%	4.92%	1.42%	2.99%
Absolute Capital Asset Allocator Fund - Class A with load **	1.04%	(16.20)%	2.89%	0.22%	2.16%
Absolute Capital Asset Allocator Fund - Institutional Class	7.21%	(11.12)%	4.92%	1.44%	3.01%
Absolute Capital Asset Allocator Fund - Investor Class	6.74%	(11.82)%	4.16%	0.67%	2.25%
Morningstar Moderate Target Risk TR Index #	12.42%	(6.22)%	8.47%	4.80%	6.45%
Morningstar Moderately Conservative Target Risk Index (Total Return) +	9.88%	(5.44)%	5.06%	3.77%	4.92%
Morningstar Conservative Target Risk Index (Total Return) ^	7.53%	(5.30)%	1.32%	2.18%	3.00%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratios, gross of fee waivers or expense reimbursements are 2.22%, 1.97%, and 2.96% for Class A, Institutional Class, and Investor Class, respectively, per the Fund’s Prospectus dated February 1, 2023. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

#	The Morningstar Moderate Target Risk TR Index represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the Index does not reflect any fees or expenses. Investors can not invest directly in an Index.

+	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index seeks approximately 40% exposure to global equity markets. Investors cannot invest directly in an index.

^	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index seeks approximately 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.

The Absolute Capital Asset Allocator Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Absolute Capital Asset Allocator Fund or any member of the public regarding the advisability of investing in common stocks or mutual funds generally or in the Absolute Capital Asset Allocator Fund in particular or the ability of the Morningstar Moderate Target Risk TR Index, Morningstar Moderately Conservative Target Risk Index and/or Morningstar Conservative Target Risk Index to track general common stocks or mutual funds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BENCHMARKS OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Holdings by type of investment as of March 31, 2023	% of Net Assets
Exchange-Traded Funds:
Equity Funds	57.0%
Fixed Income Funds	17.5%
Commodity Fund	3.2%
Common Stocks	15.2%
Short-Term Investment	7.1%
Liabilities in Excess of Other Assets	(0.0	)% *
	100.0%

* Less than 0.05%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Absolute Capital Defender Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures* for the periods ended March 31, 2023, compared to its benchmarks:

				Annualized
					Since Inception
	Six Months	One Year	Three Year	Five Year	December 18, 2015
Absolute Capital Defender Fund - Class A	4.63%	(7.79)%	4.61%	1.51%	2.24%
Absolute Capital Defender Fund - Class A with load **	(1.42)%	(13.07)%	2.58%	0.32%	1.42%
Absolute Capital Defender Fund - Institutional Class	4.63%	(7.79)%	4.61%	1.55%	2.27%
Absolute Capital Defender Fund - Investor Class	4.19%	(8.54)%	3.82%	0.75%	1.49%
Morningstar Moderate Target Risk TR Index #	12.42%	(6.22)%	8.47%	4.80%	6.45%
Morningstar Moderately Conservative Target Risk Index (Total Return) +	9.88%	(5.44)%	5.06%	3.77%	4.92%
Morningstar Conservative Target Risk Index (Total Return) ^	7.53%	(5.30)%	1.32%	2.18%	3.00%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratios, gross of fee waivers or expense reimbursements are 2.34%, 2.09%, and 3.09% for Class A, Institutional Class and Investor Class, respectively, per the Fund’s Prospectus dated February 1, 2023. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

#	The Morningstar Moderate Target Risk TR Index represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the Index does not reflect any fees or expenses. Investors can not invest directly in an Index.

+	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index seeks approximately 40% exposure to global equity markets. Investors cannot invest directly in an index.

^	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index seeks approximately 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.

The Absolute Capital Defender Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Absolute Capital Defender Fund or any member of the public regarding the advisability of investing in common stocks or mutual funds generally or in the Absolute Capital Defender Fund in particular or the ability of the Morningstar Moderate Target Risk TR Index, Morningstar Moderately Conservative Target Risk Index and/or Morningstar Conservative Target Risk Index to track general common stocks or mutual funds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BENCHMARKS OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Holdings by type of investment as of March 31, 2023	% of Net Assets
Exchange-Traded Funds:
Equity Funds	42.9%
Fixed Income Funds	32.9%
Commodity Fund	3.5%
Common Stocks	13.1%
Short-Term Investment	7.6%
Liabilities in Excess of Other Assets	(0.0	)% *
	100.0%

* Less than 0.05%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.2%
	FOOD - 0.7%
3,100	Mondelez International, Inc., Class A	$216,132

	HEALTH CARE FACILITIES & SERVICES - 2.2%
1,500	UnitedHealth Group, Inc.	708,885

	LEISURE FACILITIES & SERVICES - 2.1%
1,800	McDonald’s Corporation	503,298
1,400	Yum! Brands, Inc.	184,912
		688,210
	MEDICAL EQUIPMENT & DEVICES - 0.5%
1,200	Zimmer Biomet Holdings, Inc.	155,040

	OIL & GAS PRODUCERS - 1.1%
3,100	Exxon Mobil Corporation	339,946

	SOFTWARE - 6.6%
4,800	Microsoft Corporation	1,383,840
5,400	Oracle Corporation	501,768
1,300	Palo Alto Networks, Inc.(a)	259,662
		2,145,270
	TECHNOLOGY SERVICES - 2.0%
2,900	Visa, Inc., Class A	653,834

	TOTAL COMMON STOCKS (Cost $4,738,087)	4,907,317

	EXCHANGE-TRADED FUNDS — 77.7%
	COMMODITY - 3.2%
5,600	SPDR Gold Shares(a)	1,026,032

	EQUITY - 57.0%
5,300	Health Care Select Sector SPDR Fund	686,138
12,400	Industrial Select Sector SPDR Fund	1,254,632

See accompanying notes to financial statements.

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.7% (Continued)
	EQUITY - 57.0% (Continued)
3,500	Invesco QQQ Trust Series 1	$1,123,255
6,500	Invesco S&P 500 Equal Weight Consumer Staples ETF	1,107,763
15,000	Invesco S&P 500 Low Volatility ETF	936,000
22,300	Invesco S&P 500 Revenue ETF	1,697,030
45,100	iShares Cybersecurity and Tech ETF	1,639,385
14,600	iShares MSCI USA Min Vol Factor ETF	1,062,004
1,100	iShares Semiconductor ETF	489,137
12,200	iShares US Infrastructure ETF	455,304
12,700	Materials Select Sector SPDR Fund	1,024,382
6,000	Technology Select Sector SPDR Fund	906,060
11,800	Vanguard FTSE Europe ETF	719,210
5,700	Vanguard Health Care ETF	1,359,222
14,900	Vanguard High Dividend Yield ETF	1,571,950
2,600	Vanguard S&P 500 ETF	977,782
14,100	Vanguard US Multifactor ETF	1,397,256
		18,406,510
	FIXED INCOME - 17.5%
64,900	iShares iBonds 2024 Term High Yield and Income ETF	1,501,137
63,900	iShares iBonds Dec 2023 Term Corporate ETF	1,609,641
24,400	iShares iBonds Dec 2024 Term Corporate ETF	599,996
66,000	SPDR Portfolio Short Term Corporate Bond ETF	1,955,580
		5,666,354

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,814,853)	25,098,896

	SHORT-TERM INVESTMENT — 7.1%
	MONEY MARKET FUND - 7.1%
2,290,018	First American Government Obligations Fund, Class X 4.65% (Cost $2,290,018)(b)	2,290,018

	TOTAL INVESTMENTS - 100.0% (Cost $31,842,958)	$32,296,231
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)	(5,190)
	NET ASSETS - 100.0%	$32,291,041

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(c)	Less than 0.05%

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 13.1%
	FOOD - 0.6%
2,100	Mondelez International, Inc., Class A	$146,412

	HEALTH CARE FACILITIES & SERVICES - 2.4%
1,300	UnitedHealth Group, Inc.	614,367

	LEISURE FACILITIES & SERVICES - 2.3%
1,600	McDonald’s Corporation	447,376
1,100	Yum! Brands, Inc.	145,288
		592,664
	MEDICAL EQUIPMENT & DEVICES - 0.5%
900	Zimmer Biomet Holdings, Inc.	116,280

	OIL & GAS PRODUCERS - 1.3%
3,100	Exxon Mobil Corporation	339,946

	SOFTWARE - 4.3%
2,300	Microsoft Corporation	663,090
2,900	Oracle Corporation	269,468
700	Palo Alto Networks, Inc.(a)	139,818
		1,072,376

	TECHNOLOGY SERVICES - 1.7%
1,900	Visa, Inc., Class A	428,374

	TOTAL COMMON STOCKS (Cost $3,218,323)	3,310,419

	EXCHANGE-TRADED FUNDS — 79.3%
	COMMODITY - 3.5%
4,800	SPDR Gold Shares(a)	879,456

	EQUITY - 42.9%
2,600	Health Care Select Sector SPDR Fund	336,596
5,700	Industrial Select Sector SPDR Fund	576,726

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 79.3% (Continued)
	EQUITY - 42.9% (Continued)
1,900	Invesco QQQ Trust Series 1	$609,767
4,600	Invesco S&P 500 Equal Weight Consumer Staples ETF	783,955
9,000	Invesco S&P 500 Low Volatility ETF	561,600
15,500	Invesco S&P 500 Revenue ETF	1,179,550
16,000	iShares Cybersecurity and Tech ETF	581,600
9,800	iShares MSCI USA Min Vol Factor ETF	712,852
1,200	iShares Semiconductor ETF	533,604
11,200	iShares US Infrastructure ETF	417,984
10,000	Materials Select Sector SPDR Fund	806,600
2,100	Technology Select Sector SPDR Fund	317,121
5,700	Vanguard FTSE Europe ETF	347,415
2,600	Vanguard Health Care ETF	619,996
7,400	Vanguard High Dividend Yield ETF	780,700
2,300	Vanguard S&P 500 ETF	864,961
8,000	Vanguard US Multifactor ETF	792,769
		10,823,796
	FIXED INCOME - 32.9%
57,000	Invesco BulletShares 2023 Corporate Bond ETF	1,201,560
8,900	iShares Floating Rate Bond ETF	448,471
62,100	iShares iBonds 2024 Term High Yield and Income ETF	1,436,373
51,900	iShares iBonds Dec 2023 Term Corporate ETF	1,307,361
52,700	iShares iBonds Dec 2023 Term Treasury ETF	1,307,487
48,900	iShares iBonds Dec 2024 Term Corporate ETF	1,202,451
47,600	SPDR Portfolio Short Term Corporate Bond ETF	1,410,388
		8,314,091

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,759,180)	20,017,343

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 7.6%
	MONEY MARKET FUND - 7.6%
1,930,942	First American Government Obligations Fund, Class X, 4.65% (Cost $1,930,942)(b)	$1,930,942

	TOTAL INVESTMENTS - 100.0% (Cost $24,908,445)	$25,258,704
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)	(11,728)
	NET ASSETS - 100.0%	$25,246,976

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(c)	Less than 0.05%

See accompanying notes to financial statements.

Absolute Funds
Statements of Assets and Liabilities (Unaudited)
March 31, 2023

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund
ASSETS
Investment securities, at cost	$31,842,958	$24,908,445
Investment securities, at value	$32,296,231	$25,258,704
Receivable for Fund shares sold	30,768	1,101
Dividends and interest receivable	18,119	20,708
Prepaid expenses and other assets	18,970	18,590
TOTAL ASSETS	32,364,088	25,299,103

LIABILITIES
Payable to Advisor	27,121	14,089
Distribution fees (12b-1) payable	22,853	14,865
Audit fee payable	9,379	9,229
Accrued trustees’ fees	1,571	339
Payable to Related Parties	7,953	6,924
Accrued expenses and other liabilities	4,170	6,681
TOTAL LIABILITIES	73,047	52,127
NET ASSETS	$32,291,041	$25,246,976

Net Assets Consist Of:
Paid in capital	$34,425,571	$26,778,854
Accumulated deficit	(2,134,530)	(1,531,878)
NET ASSETS	$32,291,041	$25,246,976

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$6,901,632	$9,979,449
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	713,674	1,027,428
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.67	$9.71
Maximum offering price per share (maximum sales charge of 5.75%)	$10.26	$10.30

Institutional Class Shares:
Net Assets	$12.43	$11.79
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1.29	1.21
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.67	$9.71

Investor Class Shares:
Net Assets	$25,389,397	$15,267,515
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,765,742	1,657,016
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.18	$9.21

(a)	NAV may not recalculate due to rounding of shares

See accompanying notes to financial statements.

Absolute Funds
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2023

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund
INVESTMENT INCOME
Dividends	$283,237	$204,388
Interest	50,310	114,827
TOTAL INVESTMENT INCOME	333,547	319,215

EXPENSES
Investment advisory fees	152,275	119,982
Distribution (12b-1) fees:
Class A	8,750	12,403
Investor Class	117,274	70,370
Administrative services fees	21,567	21,700
Transfer agent fees	17,778	16,970
Registration fees	15,877	14,578
Accounting services fees	12,737	12,938
Audit fees	8,574	8,723
Legal fees	7,615	9,584
Compliance officer fees	6,428	7,519
Trustees fees and expenses	6,423	7,651
Printing and postage expenses	3,720	2,575
Custodian fees	2,002	2,484
Insurance expense	1,500	1,493
Third party administrative servicing fees	1,363	1,176
Other expenses	1,942	1,751
TOTAL EXPENSES	385,825	311,897

Less: Fees waived by the Advisor	(673)	(25,044)
NET EXPENSES	385,152	286,853

NET INVESTMENT INCOME/(LOSS)	(51,605)	32,362

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized loss from investments	(1,129,878)	(586,364)
Net change in unrealized appreciation of investments	3,153,546	1,579,042
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,023,668	992,678

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,972,063	$1,025,040

See accompanying notes to financial statements.

Absolute Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Absolute Capital Asset Allocator Fund		Absolute Capital Defender Fund
	Six Months Ended		Six Months Ended
	March 31, 2023	Year Ended	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022	(Unaudited)	September 30, 2022
FROM OPERATIONS
Net investment income/(loss)	$(51,605)	$(220,819)	$32,362	$(163,359)
Distributions received from underlying investment companies	—	26,611	—	11,530
Net realized loss from investments	(1,129,878)	(1,189,792)	(586,364)	(1,148,330)
Net change in unrealized appreciation/(depreciation) on investments	3,153,546	(3,815,538)	1,579,042	(1,992,395)
Net increase/(decrease) in net assets resulting from operations	1,972,063	(5,199,538)	1,025,040	(3,292,554)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	—	(873,733)	—	(1,009,147)
Institutional Class	—	(1)	—	(1)
Investor Class	—	(1,889,385)	—	(1,004,433)
Net decrease in net assets from distributions to shareholders	—	(2,763,119)	—	(2,013,581)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	1,806,719	2,885,489	1,699,817	5,254,881
Investor Class	4,189,996	10,581,454	2,305,087	6,563,776
Net asset value of shares issued in reinvestment of distributions:
Class A	—	873,733	—	1,001,374
Institutional Class	—	1	—	1
Investor Class	—	1,882,289	—	998,001
Payments for shares redeemed
Class A	(1,932,140)	(5,204,723)	(2,923,150)	(4,852,075)
Investor Class	(2,115,190)	(5,842,797)	(659,883)	(1,528,051)
Net increase in net assets from capital share transactions	1,949,385	5,175,446	421,871	7,437,907

TOTAL INCREASE/(DECREASE) IN NET ASSETS	3,921,448	(2,787,211)	1,446,911	2,131,772

NET ASSETS
Beginning of Year/Period	28,369,593	31,156,804	23,800,065	21,668,293
End of Year/Period	$32,291,041	$28,369,593	$25,246,976	$23,800,065

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	190,161	252,897	176,985	503,857
Shares Reinvested	—	75,648	—	89,568
Shares Redeemed	(202,850)	(475,542)	(305,892)	(474,923)
Net increase/(decrease) in shares outstanding	(12,689)	(146,997)	(128,907)	118,502

Institutional Class
Shares Reinvested	—	— (a)	—	— (a)
Net increase in shares outstanding	—	—	—	—

Investor Class
Shares Sold	465,296	1,071,328	252,144	658,141
Shares Reinvested	—	170,035	—	93,271
Shares Redeemed	(236,971)	(559,780)	(72,917)	(155,548)
Net increase in shares outstanding	228,325	681,583	179,227	595,864

(a)	Distributions/Reinvestment were less than 1 share.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Asset Allocator Fund
	Class A
	Six Months Ended
	March 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net Asset Value, Beginning of Year/Period	$9.02		$11.71	$10.10	$9.99	$11.47	$11.10
Activity from investment operations:
Net investment income/(loss)(1)	0.01		(0.03)	(0.02)	0.00 (6)	0.06	(0.00	) (6)
Net realized and unrealized gain/(loss) on investments	0.64		(1.67)	1.63	0.15	(0.45)	0.78
Total from investment operations	0.65		(1.70)	1.61	0.15	(0.39)	0.78
Less distributions from:
Net investment income	—		—	—	(0.01)	—	—
Net realized gains	—		(0.99)	—	—	(1.09)	(0.41)
Return of capital	—		—	—	(0.03)	—	—
Total distributions	—		(0.99)	—	(0.04)	(1.09)	(0.41)
Net Asset Value, End of Year/Period	$9.67		$9.02	$11.71	$10.10	$9.99	$11.47
Total Return (2)	7.21	% (8)	(16.36)%	15.94%	1.47%	(2.73)%	7.19%
Net Assets, At End of Year/Period (000s)	$6,902		$6,554	$10,226	$9,656	$8,140	$2,033
Ratio of gross expenses to average net assets (3,4)	1.96	% (7)	2.07%	2.02%	2.27%	2.43%	2.43%
Ratio of net expenses to average net assets (4)	1.95	% (7)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment income/(loss) to average net assets (4,5)	0.22	% (7)	(0.23)%	(0.21)%	(0.03)%	0.49%	(0.04)%
Portfolio Turnover Rate	83	% (8)	228%	219%	149%	179%	217%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Asset Allocator Fund
	Institutional Class
	Six Months Ended
	March 31, 2023		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020		September 30, 2019	September 30, 2018
Net Asset Value, Beginning of Year/Period	$9.02		$11.71	$10.10	$9.99		$11.48	$11.10
Activity from investment operations:
Net investment income (1)	0.08		0.11	0.15	0.18		0.23	0.20
Net realized and unrealized gain/(loss) on investments	0.57		(1.81)	1.46	(0.02	) (7)	(0.63)	0.59
Total from investment operations	0.65		(1.70)	1.61	0.16		(0.40)	0.79
Less distributions from:
Net investment income	—		—	—	(0.02)		—	—
Net realized gains	—		(0.99)	—	—		(1.09)	(0.41)
Return of capital	—		—	—	(0.03)		—	—
Total distributions	—		(0.99)	—	(0.05)		(1.09)	(0.41)
Net Asset Value, End of Year/Period	$9.67		$9.02	$11.71	$10.10		$9.99	$11.48
Total Return (2)	7.21	% (9)	(16.36)%	15.94%	1.60%		(2.81)%	7.29%
Net Assets, At End of Year/Period (3)	$12.43		$11.59	$13.85	$11.95		$11.76	$12.09
Ratio of gross expenses to average net assets (4,5)	1.71	% (8)	1.82%	1.77%	2.02%		2.18%	2.19%
Ratio of net expenses to average net assets (5)	1.70	% (8)	1.70%	1.70%	1.70%		1.70%	1.70%
Ratio of net investment income to average net assets (5,6)	0.47	% (8)	0.02%	0.04%	0.22%		0.74%	0.21%
Portfolio Turnover Rate	83	% (9)	228%	219%	149%		179%	217%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Actual net asset amount.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Asset Allocator Fund
	Investor Class
	Six Months Ended
	March 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net Asset Value, Beginning of Year/Period	$8.60		$11.28	$9.81	$9.74	$11.29	$11.00
Activity from investment operations:
Net investment loss (1)	(0.02)		(0.10)	(0.11)	(0.08)	(0.03)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.60		(1.59)	1.58	0.15	(0.43)	0.79
Total from investment operations	0.58		(1.69)	1.47	0.07	(0.46)	0.70
Less distributions from:
Net realized gains	—		(0.99)	—	—	(1.09)	(0.41)
Net Asset Value, End of Year/Period	$9.18		$8.60	$11.28	$9.81	$9.74	$11.29
Total Return (2)	6.74	% (7)	(16.93)%	14.98%	0.72%	(3.44)%	6.51%
Net Assets, At End of Year/Period (000s)	$25,389		$21,815	$20,931	$11,379	$11,663	$14,047
Ratio of gross expenses to average net assets (3,4)	2.70	% (6)	2.81%	2.78%	3.02%	3.18%	3.19%
Ratio of net expenses to average net assets (4)	2.70	% (6)	2.70%	2.70%	2.70%	2.70%	2.70%
Ratio of net investment loss to average net assets (4,5)	(0.51	)% (6)	(0.94)%	(0.96)%	(0.78)%	(0.26)%	(0.79)%
Portfolio Turnover Rate	83	% (7)	228%	219%	149%	179%	217%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Defender Fund
	Class A
	Six Months Ended
	March 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net Asset Value, Beginning of Year/Period	$9.28		$11.48	$10.09	$9.95	$10.97	$10.70
Activity from investment operations:
Net investment income/(loss)(1)	0.03		(0.03)	(0.01)	(0.01)	0.03	(0.01)
Net realized and unrealized gain/(loss) on investments	0.40		(1.16)	1.40	0.18	(0.41)	0.56
Total from investment operations	0.43		(1.19)	1.39	0.17	(0.38)	0.55
Less distributions from:
Net investment income	—		—	—	(0.02)	—	—
Net realized gains	—		(1.01)	—	—	(0.64)	(0.28)
Return of capital	—		—	—	(0.01)	—	—
Total distributions	—		(1.01)	—	(0.03)	(0.64)	(0.28)
Net Asset Value, End of Year/Period	$9.71		$9.28	$11.48	$10.09	$9.95	$10.97
Total Return (2)	4.63	% (7)	(11.84)%	13.78%	1.72%	(3.18)%	5.23%
Net Assets, At End of Year/Period (000s)	$9,979		$10,736	$11,917	$11,072	$11,050	$7,533
Ratio of gross expenses to average net assets (3,4)	2.16	% (6)	2.17%	2.20%	2.29%	2.42%	2.53%
Ratio of net expenses to average net assets (4)	1.95	% (6)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment income/(loss) to average net assets (4,5)	0.69	% (6)	(0.32)%	(0.09)%	(0.09)%	0.34%	(0.07)%
Portfolio Turnover Rate	84	% (7)	263%	183%	180%	179%	249%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Defender Fund
	Institutional Class
	Six Months Ended
	March 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net Asset Value, Beginning of Year/Period	$9.28		$11.48	$10.09	$9.95	$10.97	$10.70
Activity from investment operations:
Net investment income (1)	0.07		0.10	0.15	0.16	0.21	0.19
Net realized and unrealized gain/(loss) on investments	0.36		(1.29)	1.24	0.03 (7)	(0.59)	0.36
Total from investment operations	0.43		(1.19)	1.39	0.19	(0.38)	0.55
Less distributions from:
Net investment income	—		—	—	(0.04)	—	—
Net realized gains	—		(1.01)	—	—	(0.64)	(0.28)
Return of capital	—		—	—	(0.01)	—	—
Total distributions	—		(1.01)	—	(0.05)	(0.64)	(0.28)
Net Asset Value, End of Year/Period	$9.71		$9.28	$11.48	$10.09	$9.95	$10.97
Total Return (2)	4.63	% (9)	(11.84)%	13.78%	1.92%	(3.18)%	5.23%
Net Assets, At End of Year/Period (3)	$11.79		$11.27	$12.78	$11.23	$11.01	$11.38
Ratio of gross expenses to average net assets (4,5)	1.91	% (8)	1.92%	1.95%	2.04%	2.17%	2.28%
Ratio of net expenses to average net assets (5)	1.70	% (8)	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income/(loss) to average net assets (5,6)	0.94	% (8)	(0.07)%	0.16%	0.16%	0.59%	0.17%
Portfolio Turnover Rate	84	% (9)	263%	183%	180%	179%	249%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Actual net asset amount.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Defender Fund
	Investor Class
	Six Months Ended
	March 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net Asset Value, Beginning of Year/Period	$8.84		$11.06	$9.79	$9.69	$10.79	$10.60
Activity from investment operations:
Net investment loss (1)	(0.00	) (8)	(0.10)	(0.09)	(0.08)	(0.04)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.37		(1.11)	1.36	0.18	(0.42)	0.56
Total from investment operations	0.37		(1.21)	1.27	0.10	(0.46)	0.47
Less distributions from:
Net realized gains	—		(1.01)	—	—	(0.64)	(0.28)
Net Asset Value, End of Year/Period	$9.21		$8.84	$11.06	$9.79	$9.69	$10.79
Total Return (2)	4.19	% (7)	(12.50)%	12.97%	1.03%	(4.01)%	4.51%
Net Assets, At End of Year/Period (000s)	$15,268		$13,064	$9,751	$8,415	$7,483	$7,744
Ratio of gross expenses to average net assets (3,4)	2.91	% (6)	2.92%	2.95%	3.05%	3.17%	3.28%
Ratio of net expenses to average net assets (4)	2.70	% (6)	2.70%	2.70%	2.70%	2.70%	2.70%
Ratio of net investment loss to average net assets (4,5)	(0.03	)% (6)	(1.03)%	(0.83)%	(0.86)%	(0.41)%	(0.83)%
Portfolio Turnover Rate	84	% (7)	263%	183%	180%	179%	249%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	Amount represents less than $0.01.

See accompanying notes to financial statements.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2023

1.	ORGANIZATION

Absolute Capital Asset Allocator Fund (the “Allocator Fund”) and the Absolute Capital Defender Fund (the “Defender Fund”), comprising the Absolute Funds (each a “Fund” and collectively, the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under laws of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of each Fund is long-term capital appreciation. The Funds commenced operations on December 18, 2015.

Each Fund offers Class A, Institutional Class, and Investor Class shares. Institutional Class shares are not currently available for sale. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investor class shares are offered at net asset value. Each share class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to any distribution and/or shareholder servicing plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities are valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interest in commodity pools, other non -traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value pursuant to the methods established by the boards of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2023 for each Fund’s investments measured at fair value:

Allocator Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$4,907,317	$—	$—	$4,907,317
Exchange-Traded Funds	25,098,896	—	—	25,098,896
Short-Term Investment	2,290,018	—	—	2,290,018
Total Investments	$32,296,231	$—	$—	$32,296,231

Defender Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$3,310,419	$—	$—	$3,310,419
Exchange-Traded Funds	20,017,343	—	—	20,017,343
Short-Term Investment	1,930,942	—	—	1,930,942
Total Investments	$25,258,704	$—	$—	$25,258,704

*	Refer to the Schedules of Investments for classification.

The Funds did not hold any Level 2 or 3 securities during the six months ended March 31, 2023.

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – Each Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represent a fixed portfolio of securities. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – Each Fund qualifies as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for the open tax periods ended September 30, 2019-September 30, 2021, or expected to be taken in each Fund’s September 30, 2022 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio (Nebraska in years prior to 2019), and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2023, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Allocator Fund	Defender Fund
Purchases	$28,984,968	$24,463,347
Sales	$23,015,364	$15,100,897

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in a Fund. Each Fund is not intended to be a complete investment program. Many factors affect each Fund’s net asset value and performance.

●	Emerging Market Risk: The Underlying Funds in which the Funds invest may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Funds may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

●	Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Management Risk: The net asset value of each Fund changes daily based on the performance of the securities and derivatives in which they invest. The advisor’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Funds invest (long or short) may prove to be incorrect and may not produce the desired results.

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2023

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increase the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, regulatory events, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce a Fund’s returns, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

●	Underlying Funds Risk: The Funds invest in Underlying Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to a Fund’s direct fees and expenses. When the Funds invest in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in a Fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Funds to lose money if the value of a security sold short by a Fund, or an Underlying Fund in which the Fund invests, does not go down as the adviser expects.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Absolute Capital Management, LLC serves as each Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at the annual rate of 1.00%. Pursuant to the advisory agreement, the Allocator Fund and Defender Fund accrued $152,275 and $119,982, respectively, in advisory fees for the six months ended March 31, 2023.

The Advisor has entered into a contractual agreement (the “Waiver Agreement”) with each Fund under which it has agreed to waive and/or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of borrowing costs such as interest and dividend expense, front end or contingent deferred loads, taxes, brokerage fees and commissions, acquired fund fees and expenses, taxes, and extraordinary expenses) to not more than 1.95%, 1.70% and 2.70% for Class A, Institutional Class and Investor Class, respectively, of the average daily net assets of each Fund through February 1, 2024. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2023, the Advisor waived fees and/or reimbursed expenses in the amount of $673 and $25,044 for the Allocator Fund and Defender Fund, respectively, pursuant to the Waiver Agreement. Cumulative waivers and expense reimbursements subject to the aforementioned reimbursements will expire September 30 of the following years:

	Allocator Fund	Defender Fund
2023	$63,113	$64,036
2024	$20,566	$53,476
2025	$32,883	$54,156

As of September 30, 2022, $76,779 and $74,016 of previously waived fees expired unrecouped for the Allocator Fund and the Defender Fund, respectively.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

The Board, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25%, and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended March 31, 2023, pursuant to the Plans, Allocator Fund Class A and Investor Class paid $8,750 and $117,274, respectively. Defender Fund Class A and Investor Class paid $12,403 and $70,370, respectively.

The Distributor acts as the Funds’ principal underwriter in the continuous public offering of each Fund’s Class A, Institutional Class, and Investor Class shares. During the six months ended March 31, 2023, the Distributor received $6,439 in underwriting commissions for the sales of Class A for the Allocator Fund, of which $831 was retained by the principal underwriter. The Distributor received $2,144 in underwriting commissions for the sales of Class A for the Defender Fund, of which $274 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2023, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Allocator Fund	$31,916,228	$655,131	$(275,128)	$380,003
Defender Fund	24,988,562	432,610	(162,468)	270,142

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended September 30, 2022 and September 30, 2021 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2022	Income	Capital Gains	Capital	Total
Allocator Fund	$1,261,460	$1,501,669	$—	$2,763,119
Defender Fund	624,028	1,389,553	—	2,013,581

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2021	Income	Capital Gains	Capital	Total
Allocator Fund	$3,701	$—	$—	$3,701
Defender Fund	2,801	—	—	2,801

As of September 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Net Investment	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
Allocator Fund	$—	$—	$(1,333,050)	$—	$—	$(2,773,543)	$(4,106,593)
Defender Fund	—	—	(1,248,018)	—	—	(1,308,900)	(2,556,918)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Allocator Fund	$193,770
Defender Fund	160,580

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Allocator Fund	$1,139,280
Defender Fund	1,087,438

Permanent book and tax differences, primarily attributable to tax adjustments for the book/tax basis treatment of net operating losses and distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2022, as follows:

		Accumulated
	Paid In	Net Realized
	Capital	Gain/(Loss)
Allocator Fund	$(22,118)	$22,118
Defender Fund	(10,072)	10,072

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2023, beneficial ownership in excess of 25% was as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
Allocator Fund	National Financial Services LLC	54%
Defender Fund	National Financial Services LLC	48%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Absolute Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2023

As a shareholder of a Fund you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Allocator Fund or Defender Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)

	Fund’s	Beginning	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Account Value	Account Value	During Period *	Account Value	During *
	Expense Ratio	10/1/2022	3/31/2023	10/1/22-3/31/23	3/31/2023	10/1/22-3/31/23
Class A:
Absolute Capital Asset Allocator Fund	1.95%	$1,000.00	$1,072.10	$10.07	$1,015.21	$9.80
Absolute Capital Defender Fund	1.95%	$1,000.00	$1,046.30	$9.95	$1,015.21	$9.80
Institutional Class:
Absolute Capital Asset Allocator Fund	1.70%	$1,000.00	$1,072.10	$8.78	$1,016.45	$8.55
Absolute Capital Defender Fund	1.70%	$1,000.00	$1,046.30	$8.67	$1,016.45	$8.55
Investor Class:
Absolute Capital Asset Allocator Fund	2.70%	$1,000.00	$1,067.40	$13.92	$1,011.47	$13.54
Absolute Capital Defender Fund	2.70%	$1,000.00	$1,041.90	$13.75	$1,011.47	$13.54

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-645-5462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-594-1249.

INVESTMENT ADVISOR

Absolute Capital Management, LLC

101 Pennsylvania Blvd.

Pittsburgh, PA 15228

ADMINISTRATOR

Ultimus Fund Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Absolute Capital-SAR-23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, President/Principal Executive Officer

Date 6/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, President/Principal Executive Officer

Date 6/6/23

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Treasurer/Principal Financial Officer

Date 6/6/23